Schedule of Weighted Average Number of Shares (Details) (USD $)	12 Months Ended
Feb. 28, 2014
Shareholders Equity Schedule Of Weighted Average Number Of Shares 1	$ 2,929,722
Shareholders Equity Schedule Of Weighted Average Number Of Shares 2	3,012,647
Shareholders Equity Schedule Of Weighted Average Number Of Shares 3	3,368,751
Shareholders Equity Schedule Of Weighted Average Number Of Shares 4	316,501
Shareholders Equity Schedule Of Weighted Average Number Of Shares 5	302,115
Shareholders Equity Schedule Of Weighted Average Number Of Shares 6	173,108
Shareholders Equity Schedule Of Weighted Average Number Of Shares 7	3,246,223
Shareholders Equity Schedule Of Weighted Average Number Of Shares 8	3,314,762
Shareholders Equity Schedule Of Weighted Average Number Of Shares 9	$ 3,541,859